CONVERTIBLE DEBT IN DEFAULT (Details Narrative) - USD ($)								1 Months Ended											6 Months Ended		12 Months Ended
	Jan. 08, 2021	Jun. 03, 2020	Jan. 15, 2020	Jan. 06, 2020	Dec. 07, 2016	Feb. 12, 2016	Sep. 10, 2014	Feb. 19, 2021	Dec. 16, 2020	Jun. 30, 2020	May 22, 2020	Mar. 31, 2020	Mar. 29, 2019	Feb. 14, 2019	Sep. 19, 2018	Mar. 20, 2018	May 19, 2017	May 28, 2016	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021	Dec. 17, 2019	Dec. 31, 2018	Jul. 03, 2018
Common stock shares issued								2,236		500,000					556,136				7,957,013		7,957,013
Convertible promissory note																					$ 1,930,000
Outstanding debt balance																						$ 2,915,000
Accrued interest																			$ 138,000		1,517,000	1,603,000
Original issue discount															$ 52,500
Unamortized debt issuance costs																					33,854	64,000
Exchangeable shares																			0
Final payment				$ 300,000
Debt issuance costs														$ 48,735							1,265
Troubled Debt Restructuring [Member]
Prepayment penalty																			$ 350,000					$ 350,000
Convertible debt restructured																			1,709,000
Senior Secured Promissory Note
Accrued interest																					1,233,637	1,175,925
Proceeds from debt						$ 359,555		$ 1,029,000										$ 1,525,000
Original issue discount								287,500
Outstanding balance of notes payabe					$ 1,837,500																1,362,384	1,830,000
Issuance of debt					312,500	$ 1,437,500												87,500
Debt issuance costs								$ 121,000
Royalty payment, payable quarterly						3.85
Royaltiy																				$ 35,000	35,000	31,000
Convertible debt																					1,709,414	2,177,030
Prepayment penalty																					$ 347,030	$ 347,030
Cash placement fee description																					For its services, the placement agent received a cash placement fee equal to 4% of the aggregate gross proceeds from the transaction and a warrant to purchase shares of common stock equal to an aggregate of 6% of the total number of shares underlying the securities sold in the transaction
Warrants recieve						2,246
Purchase of common stock shares																						35,937,500
Purchase price																						$ 0.04
Notes Two [Member]
Notes payable											$ 89,250															$ 89,250
Notes Three [Member]
Notes payable											65,000		$ 65,000
Total Notes [Member]
Outstanding balance of notes payabe																					$ 100,000
Outstanding balance of exchanged loans																					40,000
Notes payable			$ 328,422								328,422
Restricted common stock shares		500,000	500,000
Accrued interest and default penalty											160,000
Fair value of common shares											$ 196,818
Warrants issued											700,000
Notes One [Member]
Notes payable											$ 150,000
GPB
Common stock shares issued												2,236
Convertible promissory note																	$ 66,000
Outstanding debt balance																					63,520	$ 83,094
Accrued interest																					17,816	16,641
Default penalty																					$ 37,926
Proceeds from debt																	66,000
Original issue discount																	$ 6,000
Conversion price description																	the Company’s stock at a conversion price equal to 60% of the lowest trading price during the 25 trading days prior to conversion.
Interest rate																	8.00%
Repayment of debt									$ 25,000
Debt instrument converted amount																						12,700
Adusted warrant price																					$ 0.20		$ 0.20
Exchangeable shares												7,185,000									7,185,000
Executed tranche one and two paid amount																						550,000
Final payment	$ 750,000
Issuance of debt					312,500													$ 87,500
GPB | Share-based Payment Arrangement, Tranche One [Member]
Repayment of debt												$ 450,000									$ 450,000
GPB | Share-based Payment Arrangement, Tranche Two [Member]
Repayment of debt												100,000									100,000
GPB | Share-based Payment Arrangement, Tranche Three [Member]
Repayment of debt												950,000									$ 950,000
Auctus Fund, LLC [Member]
Accrued interest													142									45,629				16,436
Default penalty																			$ 112,750
Beneficial conversion feature													$ 65,000												$ 97,685
Default interest rate													24.00%						24.00%		24.00%
Interest rate													12.00%						12.00%		12.00%
Variable conversion price																			55.00%		60.00%
Default penalty amount		$ 56,852											$ 41,210						$ 55,811		$ 70,931
Note outstanding													$ 106,210						168,561		192,267					90,641
Principal accrued interest																					14,236	14,236
Warrant exercisable																4,262
Outstanding balance of notes payabe																					100,000
Outstanding balance of exchanged loans																					40,000
Issuance of promissory note										$ 250,000						$ 150,000
Exercise price										$ 0.16
Accrued expense																			16,656		10,260
Unamortized debt issuance costs																			0		5,100
Convertible promissory note principal amount																			112,750
Net proceeds																			$ 100,000
Conversion rate																			4.99%
Accredited Investor | Senior Secured Promissory Note
Outstanding debt balance																						148,233
Proceeds from debt							$ 570,000
Original issue discount							560,000
Debt issuance costs							$ 145,000
Accrued interest rate							18.00%
Debt restructuring amount					$ 306,863
Convertible principal and interest amount																					50,454
Initial principal amount							$ 1,275,000
May 17, 2018 [Member] | GHS
Convertible promissory note																			$ 9,250		9,250
Outstanding debt balance																					14,187	14,187
Accrued interest																					5,006	3,972
Default penalty																					4,937	4,937
Proceeds from debt																				$ 7,500	7,500
Original issue discount																			750		750
Debt issuance costs																			1,000		1,000
Conversion price description																				The note accrued interest at a rate of 8% per year until its matured June 17, 2019.
June 22, 2018 [Member] | GHS
Convertible promissory note																			68,000		680,000
Outstanding debt balance																					103,285	103,285
Accrued interest																			0		39,644	29,287
Default penalty																					35,285	$ 35,285
Proceeds from debt																				$ 68,000	60,000
Original issue discount																			2,000		2,000
Debt issuance costs																			6,000		6,000
Conversion price description																				The accrued interest at a rate of 10% per year until it matured on June 22, 2019.
Beneficial conversion feature																			$ 29,143		29,143					$ 59,000
September 2, 2020 [Member]
Repayment of debt												150,000									150,000
Forbearance amount												$ 50,000									$ 500,000